Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Mar. 20, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payables	$ 964	$ 851	[1]		$ 1,139	[1]
Deferred tax liabilities	138	19	[1]	$ 809	429	[1]
License and development services agreement	2,706	2,343			11,249
Deferred revenue	0	54			323
Total contract liabilities	$ 2,706	$ 2,397	[1]		$ 11,572	[1]

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2